RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Aggregate net amounts of lease payments	$ 222	$ 184
Consulting agreement expenses	31	35
Product line revenues	$ 12	$ 20